UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 2,817	$ 7,895
Accounts receivable	40,094	33,504
Due from affiliate	2,712	774
Other assets	1,875	2,190
Total current assets	47,498	44,363
Property, plant and equipment, net	778,488	681,993
Intangible assets, net:
Favorable gas gathering contracts	19,386	19,958
Contract intangibles	382,656	229,596
Rights-of-way	43,586	35,986
Total intangible assets, net	445,628	285,540
Goodwill	99,677	45,478
Other noncurrent assets	8,240	6,137
Total assets	1,379,531	1,063,511
Current liabilities:
Trade accounts payable	17,084	15,817
Deferred revenue	865	865
Ad valorem taxes payable	1,689	5,455
Other current liabilities	6,802	4,324
Total current liabilities	26,440	26,461
Revolving credit facility	214,230	199,230
Noncurrent liability, net (Note 4)	7,128	7,420
Deferred revenue	16,369	10,899
Other noncurrent liabilities	245	254
Total liabilities	264,412	244,264
Commitments and contingencies (Note 11)
Common limited partner capital (24,412,427 units issued and outstanding at March 31, 2013 and December 31, 2012)	415,302	418,856
Subordinated limited partner capital (24,409,850 units issued and outstanding at March 31, 2013 and December 31, 2012)	376,276	380,169
General partner interests (996,320 units issued and outstanding at March 31, 2013 and December 31, 2012)	20,064	20,222
SMP Holdings' equity in Bison Midstream	303,477	0
Total partners' capital	1,115,119	819,247
Total liabilities and partners' capital	$ 1,379,531	$ 1,063,511